Consolidated Statement of Cash Flow - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Net (loss) / income for the year	$ (5,034,417)	$ (3,382,302)	$ 10,293,118
Adjustments to obtain flows from operating activities:
Income tax	(3,586,014)	545,241	1,974,983
Depreciation and Impairment of non-financial assets	10,098,597	8,230,289	7,077,240
Impairment losses on financial assets	14,171,016	17,394,877	25,330,344
Other adjustments:
Exchange rate difference on gold and foreign currency	(2,742,959)	(1,933,094)	(3,130,019)
Interest from loans and other financings	(251,873,826)	(201,478,253)	(190,233,183)
Interest from deposits and financing received	165,506,341	117,848,917	84,027,323
Net income from financial instruments at fair value through profit or loss	(18,246,719)	(17,316,082)	(9,748,608)
Fair value measurement of investment properties	803,858	859,077	271,846
Results from exposure to changes in the purchasing power of money	17,749,063	15,208,972	12,614,594
Interest on liabilities for financial leases	499,393	523,629	608,733
Provisions reversed	(3,252,298)	(3,338,184)	(1,683,229)
Result from derecognition of financial assets measured at amortized cost	(491,837)	(495,139)	(1,931,793)
(Increases) / decreases from operating assets:
Debt securities at fair value through profit or loss	19,200,104	23,366,025	(10,892,117)
Derivatives	136,609	(8,935)	607,854
Reverse Repo transactions	61,886,619	(17,739,768)	(65,728,288)
Loans and other financing
To the non-financial public sector	(233,410)	24,893	46,388
To the other financial entities	(494,870)	(114,198)	222,808
To the non-financial sector and foreign residents	308,492,953	194,544,626	205,411,764
Other debt securities	(115,984,325)	(33,612,588)	(78,274,000)
Financial assets pledged as collateral	2,166,544	(2,213,523)	6,928,384
Investments in equity instruments			(143,826)
Other assets	15,786,599	(15,944,572)	(1,701,428)
Increases / (decreases) from operating liabilities:
Non-financial public sector	5,490,565	(908,439)	1,364,635
Financial sector	25,268	(92,655)	56,344
Private non-financial sector and foreign residents	(185,401,944)	(80,200,298)	83,811,103
Derivatives		(5,865)	5,865
Repo transactions			(1,280,183)
Liabilities at fair value through profit or loss	(1,860,355)	(1,886,851)	5,127,617
Other liabilities	(30,305,350)	21,807,155	(11,161,243)
Income Tax paid	(846,938)	(3,156,324)	(3,742,575)
Net cash provided by operating activities (A)	1,658,267	16,526,631	66,130,451
Payments related to:
Purchase of PPE, intangible assets and other assets	(8,361,635)	(9,784,475)	(13,889,911)
Purchase of liabilities and equity instruments issued by other entities	12,239	(172,768)	(139,850)
Acquisition of subsidiaries, net of cash adquired			(21,441)
Collections:
Disposals related to PPE, intangible assets and other assets	794,892	812,362	1,252,265
Net cash used in investing activities (B)	(7,554,504)	(9,144,881)	(12,798,937)
Payments:
Lease liabilities	(2,545,549)	(4,727,463)	(4,016,850)
Unsubordinated debt securities	(1,501,918)	(14,751,259)	(19,951,590)
Financing received from the Argentine Central Bank and other financial institutions	(174,581,930)	(68,045,139)	(62,620,406)
Subordinated debt securities		(3,353,254)	(5,216,762)
Dividends distribution	(491,857)	(1,002,622)	(1,558,517)
Acquisition of treasury shares	(1,383,270)
Collections:
Unsubordinated debt securities		4,386,933	7,802,825
Financing received from the Argentine Central Bank and other financial institutions	167,932,069	63,017,533	43,731,367
Net cash used in financing activities (C)	(12,572,455)	(24,475,271)	(41,829,933)
Effects of exchange rate changes	3,117,142	21,522,543	30,506,182
Net (decrease)/ increase in cash and cash equivalents (A+B+C+D)	(15,351,550)	4,429,022	42,007,763
Result from exposure to changes in the purchasing power of the currency of Cash and equivalents	(17,375,613)	(33,342,083)	(37,792,540)
Cash and cash equivalents at the beginning of the year	87,128,000	116,041,061	111,825,838
Cash and cash equivalents at the end of the year	$ 54,400,837	$ 87,128,000	$ 116,041,061